Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 17,053,825	$ 34,068,009	$ (54,247,231)	$ (20,162,168)
Balance, shares at Dec. 31, 2014	17,054
Common stock issued for: Exercise of options and warrants	$ 1,995	$ (1,995)	$ 0	$ 0
Common stock issued for: Exercise of options and warrants, shares	1,995,000
Common stock issued for: Loan fees on convertible debt	$ 43,326
Common stock issued for: Loan fees on convertible debt, shares	43	6,344	0	6,387
Common stock issued for: Conversion of debt	$ 920	$ 108,892	$ 0	$ 109,812
Common stock issued for: Conversion of debt, shares	920,516
Classified to liability due to lack of authorized shares	$ (43)	(598,943)	0	(598,986)
Classified to liability due to lack of authorized shares, shares	(43,326)
Options and warrants issued for services		80,635		80,635
Net gain (loss)			6,232,686	6,232,686
Balance at Dec. 31, 2015	$ 19,969	33,662,942	(48,014,545)	(14,331,634)
Balance, shares at Dec. 31, 2015	19,969,341
Common stock issued for: Exercise of options and warrants	$ 31	(31)	0	0
Common stock issued for: Exercise of options and warrants, shares	30,644
Common stock issued for: Settlement of debt	$ 564	70,299		70,863
Common stock issued for: Settlement of debt, shares	563,523
Common stock issued for: Conversion of preferred stock	$ 11,180	4,817,024		4,828,204
Common stock issued for: Conversion of preferred stock, shares	11,180,289
Classified to liability due to lack of authorized shares		852,092		852,092
Options and warrants issued for services		1,270,499		675,324
Net gain (loss)			(9,854,895)	(9,854,895)
Balance at Dec. 31, 2016	$ 31,744	$ 40,672,825	$ (57,869,440)	$ (17,164,871)
Balance, shares at Dec. 31, 2016	31,743,797